25. SHARE CAPITAL (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 shares	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2013 shares	Dec. 31, 2008 shares
Disclosure of classes of share capital [line items]
Number of options granted				3,692,372
Number of shares authorized				3,280,000	350,000	62,404	4,036,729	8,824,646
USD
Disclosure of classes of share capital [line items]
Special cash distribution to shareholders	$ 387,200	$ 387,200
Non-Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of options granted			95,363	7,000
Number of options exercised			39,488	7,000
Value for stock options exercised | $				$ 100
Number of shares authorized				200,000
Non-Voting Participating Preferred Shares [Member] | Former Employee [Member]
Disclosure of classes of share capital [line items]
Number of options granted					178,642
Number of options exercised					129,400
Value for stock options exercised | $					$ 1,900
Director Voting Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of options granted				16,553,779
Number of shares authorized				1,000
Dividends entitled per share if declared | $ / shares				$ 10
Redemption price per share | $ / shares				$ 10
Senior Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized				325,000